Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Nippon Express Holdings Inc.	8,100	$399,195

Automobile Components — 2.3%
Aisin Corp.	16,200	604,569
Bridgestone Corp.	81,000	3,550,348
Koito Manufacturing Co. Ltd.	24,300	344,622
Sumitomo Electric Industries Ltd.	99,400	1,613,205
		6,112,744
Automobiles — 10.0%
Honda Motor Co. Ltd.	620,300	7,024,096
Isuzu Motors Ltd.	81,000	1,085,556
Mazda Motor Corp.	74,900	789,653
Nissan Motor Co. Ltd.	323,700	1,157,750
Subaru Corp.	81,000	1,810,730
Suzuki Motor Corp.	218,700	2,607,319
Toyota Motor Corp.	510,300	11,115,704
Yamaha Motor Co. Ltd.	81,000	793,130
		26,383,938
Banks — 16.1%
Chiba Bank Ltd. (The)	72,900	696,738
Concordia Financial Group Ltd.	145,800	880,370
Japan Post Bank Co. Ltd.	202,500	2,005,929
Mitsubishi UFJ Financial Group Inc.	1,529,500	16,245,843
Mizuho Financial Group Inc.	332,150	6,803,873
Resona Holdings Inc.	291,600	2,024,110
Shizuoka Financial Group Inc., NVS	64,800	669,272
Sumitomo Mitsui Financial Group Inc.	172,100	11,263,787
Sumitomo Mitsui Trust Holdings Inc.	89,100	2,071,535
		42,661,457
Beverages — 1.7%
Asahi Group Holdings Ltd.	64,800	2,377,281
Kirin Holdings Co. Ltd.	113,400	1,566,047
Suntory Beverage & Food Ltd.	16,200	595,038
		4,538,366
Broadline Retail — 0.1%
Rakuten Group Inc.(a)	72,900	378,256

Building Products — 0.5%
AGC Inc.	24,300	847,927
TOTO Ltd.	16,200	406,477
		1,254,404
Capital Markets — 1.9%
Daiwa Securities Group Inc.	182,600	1,435,228
Japan Exchange Group Inc.	24,300	569,547
Nomura Holdings Inc.	413,100	2,508,848
SBI Holdings Inc.	24,300	629,353
		5,142,976
Chemicals — 1.6%
Asahi Kasei Corp.	178,200	1,161,332
Mitsubishi Chemical Group Corp.	186,300	986,676
Mitsui Chemicals Inc.	24,300	736,221
Nissan Chemical Corp.	16,200	449,024
Toray Industries Inc.	194,400	973,879
		4,307,132
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co. Ltd.	32,400	1,009,150
Secom Co. Ltd.	17,500	1,088,935
Toppan Holdings Inc.	32,400	839,248
		2,937,333
Security	Shares	Value

Construction & Engineering — 1.1%
Kajima Corp.	56,800	$965,084
Obayashi Corp.	89,100	1,037,255
Taisei Corp.	24,300	922,632
		2,924,971
Consumer Staples Distribution & Retail — 0.1%
MatsukiyoCocokara & Co.	24,300	342,717

Diversified REITs — 0.2%
Nomura Real Estate Master Fund Inc.	567	532,782

Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	4,147,200	4,069,011

Electric Utilities — 1.6%
Chubu Electric Power Co. Inc.	89,100	1,230,985
Kansai Electric Power Co. Inc. (The)	97,200	1,759,048
Tokyo Electric Power Co. Holdings Inc.(a)	210,600	1,264,329
		4,254,362
Electrical Equipment — 1.8%
Mitsubishi Electric Corp.	267,300	4,644,963

Electronic Equipment, Instruments & Components — 1.9%
Kyocera Corp.	181,900	2,061,996
Murata Manufacturing Co. Ltd.	121,500	2,298,223
Omron Corp.	24,300	793,736
		5,153,955
Entertainment — 1.1%
Nintendo Co. Ltd.	48,600	2,643,773
Toho Co. Ltd./Tokyo	8,100	256,321
		2,900,094
Financial Services — 1.5%
Mitsubishi HC Capital Inc.	105,300	698,932
ORIX Corp.	153,900	3,356,256
		4,055,188
Food Products — 0.6%
MEIJI Holdings Co. Ltd.	32,400	725,669
Yakult Honsha Co. Ltd.	40,500	736,785
		1,462,454
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	48,600	1,106,529
Tokyo Gas Co. Ltd.	16,200	363,113
		1,469,642
Ground Transportation — 2.9%
Central Japan Railway Co.	107,500	2,397,707
East Japan Railway Co.	123,900	2,148,617
Hankyu Hanshin Holdings Inc.	32,400	850,311
Keisei Electric Railway Co. Ltd.	8,100	290,924
Tokyu Corp.	65,800	767,684
West Japan Railway Co.	60,900	1,214,990
		7,670,233
Hotels, Restaurants & Leisure — 0.6%
Oriental Land Co. Ltd./Japan	56,700	1,581,680

Household Durables — 2.1%
Panasonic Holdings Corp.	324,000	2,861,840
Sekisui Chemical Co. Ltd.	56,700	813,797
Sekisui House Ltd.	81,000	1,823,923
		5,499,560
Industrial REITs — 0.2%
Nippon Prologis REIT Inc.	297	490,243

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 4.7%
Dai-ichi Life Holdings Inc.	64,800	$1,733,467
Japan Post Holdings Co. Ltd.	290,300	2,803,277
Japan Post Insurance Co. Ltd.	24,300	468,294
MS&AD Insurance Group Holdings Inc.	176,100	3,662,864
Sompo Holdings Inc.	121,500	2,571,515
T&D Holdings Inc.	64,800	1,171,477
		12,410,894
Interactive Media & Services — 0.3%
LY Corp.	372,600	885,490

IT Services — 0.8%
Fujitsu Ltd.	89,100	1,290,254
Otsuka Corp.	16,200	307,075
SCSK Corp.	8,100	153,332
TIS Inc.	16,200	295,590
		2,046,251
Leisure Products — 0.3%
Bandai Namco Holdings Inc.	40,500	737,043

Machinery — 3.1%
FANUC Corp.	64,800	1,812,579
Hitachi Construction Machinery Co. Ltd.	16,200	441,426
Komatsu Ltd.	129,600	3,809,075
Makita Corp.	8,100	238,625
Mitsubishi Heavy Industries Ltd.	219,400	1,919,257
		8,220,962
Marine Transportation — 1.7%
Kawasaki Kisen Kaisha Ltd.	57,900	860,528
Mitsui OSK Lines Ltd.	48,600	1,601,972
Nippon Yusen KK	64,800	2,054,036
		4,516,536
Media — 0.1%
Dentsu Group Inc.	8,100	214,421

Metals & Mining — 1.6%
JFE Holdings Inc.	81,000	1,226,299
Nippon Steel Corp.	113,400	2,482,578
Sumitomo Metal Mining Co. Ltd.	16,200	527,387
		4,236,264
Office REITs — 0.5%
Japan Real Estate Investment Corp.	162	534,203
Nippon Building Fund Inc.	202	754,360
		1,288,563
Oil, Gas & Consumable Fuels — 1.9%
ENEOS Holdings Inc.	397,600	2,055,687
Idemitsu Kosan Co. Ltd.	121,560	832,392
Inpex Corp.	131,600	2,030,556
		4,918,635
Passenger Airlines — 0.3%
ANA Holdings Inc.	24,300	462,870
Japan Airlines Co. Ltd.	24,300	408,362
		871,232
Personal Care Products — 0.9%
Kao Corp.	32,400	1,419,141
Shiseido Co. Ltd.	32,400	1,028,285
		2,447,426
Pharmaceuticals — 3.1%
Astellas Pharma Inc.	251,100	2,472,440
Eisai Co. Ltd.	32,400	1,390,915
Ono Pharmaceutical Co. Ltd.	56,700	820,224
Security	Shares	Value

Pharmaceuticals (continued)
Shionogi & Co. Ltd.	32,400	$1,450,393
Takeda Pharmaceutical Co. Ltd.	78,100	2,079,410
		8,213,382
Real Estate Management & Development — 3.9%
Daito Trust Construction Co. Ltd.	8,100	855,485
Daiwa House Industry Co. Ltd.	81,000	2,155,138
Hulic Co. Ltd.	58,100	538,199
Mitsubishi Estate Co. Ltd.	97,200	1,639,159
Mitsui Fudosan Co. Ltd.	364,500	3,348,683
Nomura Real Estate Holdings Inc.	16,200	417,673
Sumitomo Realty & Development Co. Ltd.	40,500	1,268,169
		10,222,506
Semiconductors & Semiconductor Equipment — 0.5%
Rohm Co. Ltd.	48,600	629,928
SUMCO Corp.	48,600	730,620
		1,360,548
Technology Hardware, Storage & Peripherals — 3.5%
Brother Industries Ltd.	32,400	623,587
Canon Inc.	137,700	4,007,362
FUJIFILM Holdings Corp.	151,200	3,452,766
Ricoh Co. Ltd.	72,900	654,645
Seiko Epson Corp.	40,500	654,394
		9,392,754
Tobacco — 1.7%
Japan Tobacco Inc.	162,000	4,596,380

Trading Companies & Distributors — 10.8%
ITOCHU Corp.	162,000	7,647,469
Marubeni Corp.	129,600	2,538,285
Mitsubishi Corp.	459,300	9,694,167
Mitsui & Co. Ltd.	64,800	3,299,240
Sumitomo Corp.	145,800	3,794,079
Toyota Tsusho Corp.	28,300	1,728,251
		28,701,491
Wireless Telecommunication Services — 5.5%
KDDI Corp.	210,600	5,803,034
SoftBank Corp.	388,800	4,661,795
SoftBank Group Corp.	72,900	4,218,539
		14,683,368

Total Long-Term Investments — 98.5%
(Cost: $237,294,546)		261,131,802

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(b)(c)	30,000	30,000

Total Short-Term Securities — 0.0%
(Cost: $30,000)		30,000

Total Investments — 98.5%
(Cost: $237,324,546)		261,161,802

Other Assets Less Liabilities — 1.5%		4,056,618

Net Assets — 100.0%		$265,218,420

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$10	(b)	$—		$(10)	$—	$—	—	$30	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	—		(30,000	)(b)	—	—	30,000	30,000	7,062		—
						$(10)	$—	$30,000		$7,092		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	225	06/13/24	$3,976	$60,841

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,054,036	$259,077,766	$—	$261,131,802

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$30,000	$—	$—	$30,000
	$2,084,036	$259,077,766	$—	$261,161,802

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$60,841	$—	$60,841

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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